EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the series of Brinker Capital Destinations Trust, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2017 (SEC Accession No. 0001193125-17-105660), in interactive data format.